FINANCIAL RISK MANAGEMENT - Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 228,255,471	S/ 179,870,703
Financial instruments with exposure to credit risk [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		228,255,471	179,870,703
Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		176,006,344	148,104,567
Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		43,240,649	29,831,618
Central Reserve Bank of Peru [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,003,491	21,166,346
Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		25,958,383	19,323,867
Financial services [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		16,946,211	13,346,814
Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,539,264	18,964,870
Commerce [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,029,835	18,478,960
Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		22,350,273	18,387,382
Manufacturing [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		19,155,347	16,923,024
Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		20,095,267	12,760,534
Government and public administration [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,374,603	3,995,389
Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		19,738,710	18,933,894
Mortgage loans [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		19,738,710	18,933,894
Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,144,271	14,769,022
Consumer loans [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,144,271	14,769,022
Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,074,477	10,286,811
Real Estate and Leasing [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,798,614	8,841,466
Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,785,569	7,151,983
Communications, storage and transportation [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,416,065	6,003,950
Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,382,750	5,657,721
Community services [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,382,713	5,651,923
Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,738,288	5,633,541
Electricity, gas and water [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,533,722	3,204,625
Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,174,763	3,110,018
Construction [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,807,260	2,762,340
Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,071,023	3,485,219
Agriculture [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,044,735	3,465,369
Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,795,823	3,484,894
Mining [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,470,665	3,268,970
Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,481,672	2,157,852
Education, health and other services [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,712,817	1,455,374
Hotels and restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,762,674	2,313,523
Hotels and restaurants [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,762,674	2,313,523
Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,909,193	129,857
Insurance [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,898,194	123,771
Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		649,319	466,139
Fishing [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		639,227	465,818
Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,363,103	3,021,958
Others | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,147,190	2,933,989
Financial assets at fair value through profit or loss, classified as held for trading, category [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	7,681,968	4,942,869
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,872,875	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	2,902,651	2,856,512
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	18,817	21,228
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	409,490	202,554
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,888,710	1,581,527
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	93,422	43,203
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	76,711	17,306
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	37	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	194,542	91,055
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	35,557	20,847
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	10,815	1,963
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	76,012	41,687
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	20,285	4,543
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Hotels and restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	10,080	5,100
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	923	321
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	71,041	55,023
Designated at inception
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		823,270	620,544
Designated at inception | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		168,452	237,240
Designated at inception | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	12,468
Designated at inception | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		91,110	36,686
Designated at inception | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	12,994
Designated at inception | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,073	125,201
Designated at inception | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		367,908	59,392
Designated at inception | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		116,209	50,929
Designated at inception | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	3,967
Designated at inception | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,083	27,875
Designated at inception | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		68,435	53,792
Designated at inception | Hotels and restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments)
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		43,743,889	26,202,723
At fair value through other comprehensive income (Debt instruments) | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		15,364,283	8,665,272
At fair value through other comprehensive income (Debt instruments) | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,941,069	2,883,301
At fair value through other comprehensive income (Debt instruments) | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		490,612	452,214
At fair value through other comprehensive income (Debt instruments) | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,694,326	1,225,118
At fair value through other comprehensive income (Debt instruments) | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,831,954	7,170,624
At fair value through other comprehensive income (Debt instruments) | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		179,368	1,276,941
At fair value through other comprehensive income (Debt instruments) | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		924,885	1,071,335
At fair value through other comprehensive income (Debt instruments) | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	5,798
At fair value through other comprehensive income (Debt instruments) | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,893,815	2,286,932
At fair value through other comprehensive income (Debt instruments) | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		331,946	322,864
At fair value through other comprehensive income (Debt instruments) | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		15,473	17,887
At fair value through other comprehensive income (Debt instruments) | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		241,063	146,362
At fair value through other comprehensive income (Debt instruments) | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,680,135	644,143
At fair value through other comprehensive income (Debt instruments) | Hotels and restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		919	986
At fair value through other comprehensive income (Debt instruments) | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,169	0
At fair value through other comprehensive income (Debt instruments) | Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 144,872	S/ 32,946

[1]	It includes non-trading investments that did not pass SPPI test.